Financial Instruments (Details) - Schedule of Fair Values of the Other Financial Assets and Liabilities - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Carrying amount [Member]
Non-current liabilities:
Carrying amount, Debentures	€ 151,385	€ 140,087
Carrying amount, Loans from banks and others (including current maturities)	289,801	281,938
Carrying amount, Total	€ 441,186	422,025
Inputs used to determine fair value [Member]
Non-current liabilities:
Carrying amount, Inputs used to determine fair value	Market price
Inputs used to determine fair value, Loans from banks and others (including current maturities)	Discount rate of Euribor+ 2%-2.5% with a zero floor, fixed rate for several years 3.1%-6% Linkage to Euribor, 2.75%-4.78% Linkage to Consumer price index in Israel, Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%, fixed rate of 2.58%-5.5%, Euribor+ 5.27% and 7% Linkage to Consumer price index in Israel.
Valuation techniques for determining fair value [Member]
Non-current liabilities:
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)	Discounting future cash flows by the market interest rate on the date of measurement.
Level 1 [Member]
Non-current liabilities:
Carrying amount, Debentures	€ 145,920	134,464
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total	145,920	134,464
Level 3 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)
Carrying amount, Total
Level 2 [Member]
Non-current liabilities:
Carrying amount, Debentures
Carrying amount, Loans from banks and others (including current maturities)	234,237	231,057
Carrying amount, Total	€ 234,237	€ 231,057
Inputs used to determine fair value [Member]
Non-current liabilities:
Carrying amount, Inputs used to determine fair value		Market price
Inputs used to determine fair value, Loans from banks and others (including current maturities)		Discount rate of Euribor+ 2% with a zero floor, fixed rate for several years 3.1%-6% Linkage to Euribor, 2.58%-4.78% Linkage to Consumer price index in Israel, Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%, fixed rate of 2.58%-5.5%, Euribor+ 5.27% and 7% Linkage to Consumer price index in Israel.
Valuation techniques for determining fair value [Member]
Non-current liabilities:
Valuation techniques for determining fair value, Loans from banks and others (including current maturities)		Discounting future cash flows by the market interest rate on the date of measurement.